Income Taxes (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Taxes
Deduction for option exercises	$ 165,000	$ 137,000
U.S. federal
Income Taxes
Net operating loss carryforwards	45,500,000	27,100,000
U.S. state
Income Taxes
Net operating loss carryforwards	45,900,000	27,100,000
Canadian
Income Taxes
Net operating loss carryforwards	$ 10,900,000